Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Investments accounted for using the equity method
17. Investments accounted for using the equity method
The Group’s ownership percentages and the carrying value of investments accounted for using the equity method were as follows:

(€ thousands, except percentages)	Filati Biagioli Modesto S.p.A.	Norda Run Inc.	Luigi Fedeli e Figlio S.r.l.	Total investments accounted for using the equity method
Group's percentage interest at December 31, 2025	48.5%	32.5%	15%
Group's percentage interest at December 31, 2024	45%	25%	15%

At January 1, 2024	7,490	6,621	4,654	18,765
Net income/(loss)	900	174	(13)	1,061
Translation differences	—	(136)	—	(136)
At December 31, 2024	8,390	6,659	4,641	19,690
Additions	354	4,040	—	4,394
Net income	261	231	32	524
Translation differences	—	(427)	—	(427)
At December 31, 2025	9,005	10,503	4,673	24,181
Certain financial information of companies accounted for using the equity method is provided below at and for the period from the acquisition date to December 31, 2025 or for the year ended December 31, 2025, as required by IFRS 12—Disclosure of Interest in Other Entities (“IFRS 12”).

(€ thousands)	Norda Run Inc.	Filati Biagioli Modesto S.p.A.	Luigi Fedeli e Figlio S.r.l.
Total assets	7,826	68,447	34,081
Total liabilities	866	49,880	24,457
Total equity	6,961	18,567	9,624
Net revenues	15,201	41,031	27,030
Net income/(loss)	899	(174)	396